CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%
Aerospace & Defense: 1.1%
26,425	L3Harris Technologies, Inc.	$4,532,152

Banks: 1.8%
51,700	First Republic Bank	7,495,983

Biotechnology: 1.8%
31,800	Vertex Pharmaceuticals, Inc. [1]	7,284,744

Capital Markets: 1.0%
15,000	Moody's Corp.	3,993,900

Chemicals: 3.7%
29,000	Air Products & Chemicals, Inc.	7,736,040
11,200	The Sherwin-Williams Co.	7,748,160
		15,484,200
Communications Equipment: 1.6%
123,800	Ciena Corp. [1]	6,609,682

Diversified Telecommunication Services: 1.2%
89,700	Verizon Communications, Inc.	4,911,075

Equity Real Estate Investment Trusts: 2.7%
48,788	American Tower Corp.	11,092,440

Food & Staples Retailing: 2.3%
26,900	Costco Wholesale Corp.	9,480,367

Health Care Equipment & Supplies: 7.4%
97,556	Abbott Laboratories	12,056,946
22,400	IDEXX Laboratories, Inc. [1]	10,722,432
34,900	Stryker Corp.	7,713,249
		30,492,627
Health Care Providers & Services: 1.7%
21,400	UnitedHealth Group, Inc.	7,138,612

Household Products: 1.5%
50,025	The Procter & Gamble Co.	6,413,705

Industrial Conglomerates: 1.9%
20,500	Roper Technologies, Inc.	8,054,655

Insurance: 1.6%
77,000	The Progressive Corp.	6,713,630

Interactive Media & Services: 6.1%
6,200	Alphabet, Inc. - Class A [1]	11,329,632
4,613	Alphabet, Inc. - Class C [1]	8,468,268
21,700	Facebook, Inc. - Class A [1]	5,605,761
		25,403,661
Internet & Direct Marketing Retail: 6.0%
7,780	Amazon.com, Inc. [1]	24,944,236

IT Services: 9.9%
25,700	Accenture PLC - Class A	6,217,344
11,000	Global Payments, Inc.	1,941,720
61,600	PayPal Holdings, Inc. [1]	14,433,496
96,352	Visa, Inc. - Class A	18,620,024
		41,212,584
Life Sciences Tools & Services: 2.3%
18,450	Thermo Fisher Scientific, Inc.	9,403,965

Machinery: 3.5%
45,000	Caterpillar, Inc.	8,227,800
53,300	Dover Corp.	6,208,917
		14,436,717
Metals & Mining: 0.9%
145,400	Freeport-McMoRan, Inc. [1]	3,912,714

Multiline Retail: 2.0%
42,650	Dollar General Corp.	8,300,116

Oil, Gas & Consumable Fuels: 0.2%
8,400	Pioneer Natural Resources Co.	1,015,560

Pharmaceuticals: 2.0%
54,200	Zoetis, Inc.	8,360,350

Professional Services: 1.3%
61,000	IHS Markit Ltd.	5,311,880

Road & Rail: 1.5%
60,000	Canadian National Railway Co.	6,070,200

Semiconductors & Semiconductor Equipment: 1.7%
42,900	NXP Semiconductors NV	6,884,163

Software: 17.6%
48,952	Adobe, Inc. [1]	22,457,709
24,400	ANSYS, Inc. [1]	8,646,628
26,500	Intuit, Inc.	9,572,595
112,091	Microsoft Corp.	26,000,628
16,575	Paycom Software, Inc. [1]	6,294,191
		72,971,751
Specialty Retail: 3.4%
51,695	The Home Depot, Inc.	14,000,040

Technology Hardware, Storage & Peripherals: 8.5%
265,300	Apple, Inc.	35,008,988

Textiles, Apparel & Luxury Goods: 1.3%
16,450	Lululemon Athletica, Inc. [1]	5,406,786

TOTAL COMMON STOCKS
(Cost $191,734,684)		412,341,483

SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
2,448,105	First American Treasury Obligations Fund - Institutional Class, 0.027% [2]	2,448,105
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,448,105)		2,448,105

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $194,182,789)		414,789,588
Liabilities in Excess of Other Assets: (0.1)%		(565,305)
TOTAL NET ASSETS: 100.0%		$414,224,283

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2021.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$412,341,483	$-	$-	$412,341,483
Short-Term Investments	2,448,105	-	-	2,448,105
Total Investments in Securities	$414,789,588	$-	$-	$414,789,588